Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 1,975	€ 1,965
Deferred tax liabilities	(996)	(996)
Total deferred tax liabilities	(1,306)	(1,929)
Tax loss carry forward [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	704	0
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	574	745
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	390	492
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	2	22
Deferred tax liabilities	(5)	(152)
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	305	706
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(516)	(516)
Withholding tax on liquidation of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(480)	(480)
IAS 19 adjustment - employees' leaving entitlement [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	0	(302)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (305)	€ (479)